Business combination - Other information (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 05, 2017	Dec. 31, 2017
Business combination
Accelerated share-based awards relating to post-acquisition services		$ 33.1
Syndicated Credit Facility
Business combination
Notional amount	$ 3,750.0
DigitalGlobe
Business combination
Pre-acquisition of replacement equity-settled awards	15.8
Post-acquisition of replacement equity-settled awards	13.9
Accelerated share-based awards relating to post-acquisition services	33.1
DigitalGlobe | Syndicated Credit Facility
Business combination
Notional amount	3,750.0
Initial draw	3,096.7
Debt issuance costs	63.2
Equity award-holders pay-out	1,155.5
Refinance debt of acquiree	1,266.3
Refinance debt	$ 741.5